Cash and Cash Equivalents - Summary of Cash and Cash Equivalents (Detail) - MXN ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Cash and cash equivalents [abstract]
Cash and bank balances	$ 3,300	$ 6,101
Cash equivalents	29,479	24,959
Total	$ 32,779	$ 31,060